Note 22 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value June 30, 2024 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(7,394)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(7,424)
Total fair value						$(14,818)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$34,962	$6,775
Bunker swaps*	1,692	322
Interest rate swaps	7,814	15,447
Interest rate caps	14,091	11,636
EUA Futures	95	225
Forward currency contracts	172	145
Total gross derivative contracts	$58,826	$34,550

Amounts offset
Counterparty netting*	(7,041)	(351)
Total derivative assets, June 30, 2024	$51,785	$34,199

	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(6,804)	$(351)
Bunker swaps*	(435)	-
Cross-currency rate swaps	(4,841)	(9,977)
Forward currency contracts	(49)	-
Total gross derivative contracts	$(12,129)	$(10,328)

Amounts offset
Counterparty netting*	7,041	351
Total derivative liabilities, June 30, 2024	$(5,088)	$(9,977)

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the six-month periods ended
June 30, 2023 and 2024
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2023	2024
Interest rate swaps and cross-currency swaps	$(5,967)	$15,792
Interest rate caps (included component)	20,316	5,054
Interest rate caps (excluded component) (1)	(15,063)	(5,371)
Reclassification to Interest and finance costs	(8,155)	(12,942)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	1,272	3,060
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	31	31
Total	$(7,566)	$5,624

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net
		2023	2024
Interest rate swaps / caps	Gain / (loss) on derivative instruments, net	$11,877	$696
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	(19,724)	18,934
Bunker swap agreements	Gain / (loss) on derivative instruments, net	(48)	5,162
EUA Futures	Gain / (loss) on derivative instruments, net	-	253
Forward currency contracts	Gain / (loss) on derivative instruments, net	909	(3,261)
Total		$(6,986)	$21,784